INCOME TAXES (Reconciliation Between Statutory CIT Rate and Group's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INCOME TAXES [Abstract]
Statutory CIT rate	25.00%		25.00%		25.00%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(1.00%)		(1.00%)		(1.00%)
Non-deductible expenses incurred by oversea entities	3.00%	[1]	17.00%	[1]	68.00%	[1]
Non-deductible expenses incurred by domestic subsidiaries	2.00%		4.00%		7.00%
Withholding tax on earnings no longer considered indefinitely reinvested	2.00%		6.00%		21.00%
Effective CIT rate	31.00%		51.00%		120.00%

[1]	Non-deductible expenses recorded by the Company and its overseas subsidiaries, which registered in Cayman Islands, BVI and Mauritius that are not subject to income tax, primarily represents the following items: 2012 2013 2014 (i) share-based compensation expenses 21% 5% 3% (ii) interest expenses in convertible notes and term loan 26% 6% 1.5% (iii) loss arising from change in fair value in convertible notes 19% 8% (2)% (iv) foreign exchange gain from monetary assets and liabilities denominated in foreign currencies (0.1)% (3)% 0.5% (v) Others 2% 1% - Rate for non-deductible expenses incurred by overseas entities 68% 17% 3%